Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Thousands								2 Months Ended		6 Months Ended
	Aug. 31, 2022 MXN ($) $ / bbl	Aug. 26, 2022 MXN ($)	Aug. 26, 2022 USD ($)	Aug. 23, 2022 USD ($)	Aug. 19, 2022 MXN ($)	Apr. 21, 2022	Jan. 21, 2022	Aug. 31, 2022 MXN ($)	Aug. 31, 2022 USD ($) Exchange_Rate	Jun. 30, 2022 MXN ($) Exchange_Rate $ / bbl	Aug. 26, 2022 USD ($)	Jul. 21, 2022 USD ($)	Jul. 20, 2022 MXN ($)	Jun. 30, 2022 USD ($) Exchange_Rate	Jun. 17, 2022 MXN ($)	May 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Outstanding of revolving credit lines		$ 37,000,000									$ 1,905,300			$ 195,855
Exchange rates | Exchange_Rate									19.9945	19.9847				19.9847
Appreciation of the value of the peso in U.S. dollars terms	0.05%
Repayments of revolving credit lines									$ 281,808
Proceeds from revolving credit lines									212,668
Maturity							180
Borrowings										$ 1,819,881,615						$ 1,984,689	$ 2,211,701,630
Rate of interest						42.826
Promissory Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings														$ 150,000	$ 500,000
U.S [member]
Disclosure of non-adjusting events after reporting period [line items]
Foreign currency exchange rate loss	$ 898,505
Subsequent event [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings									126,715
Undrawn borrowing facilities									$ 98,285
Subsequent event [member] | Petroleos Mexicanos [member]
Disclosure of non-adjusting events after reporting period [line items]
Contribution from government received								$ 6,969,342
Financing from Revolving Credit Lines [Member]
Disclosure of non-adjusting events after reporting period [line items]
Obtain of revolving credit lines		$ 37,000,000	$ 7,664,000
Financing from Revolving Credit Lines [Member] | PMI TRD DAC revolving credit lines [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings														$ 195,855
Crude Oil Price Movement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Average prices of crude oil exports | $ / bbl	89.73									104.79
Percetnage of increase in crude oil price										18.00%
Promissory Notes Issued [Member] | Promissory Note [Member]
Disclosure of non-adjusting events after reporting period [line items]
Maturity				178	365
Borrowings				$ 11,362	$ 5,000,000
Borrowing adjustment to interest rate				175.00%
Rate of interest				to one-month SOFR plus 175 basis points
Promissory Notes Issued [Member] | Promissory Note [Member] | Floating interest rate [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowing adjustment to interest rate					365.00%
Rate of interest					to 28-day TIIE plus 365 basis points
Advance Payments Received For The Future Sale Of Turbosine [Member]
Disclosure of non-adjusting events after reporting period [line items]
Advances received												$ 306,570	$ 17,590,055